Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Finite-Lived Intangible Assets [Table Text Block]
December 31,

2015	15
2016	9
2017	-
2018	-
2019	-
Total	24

Schedule of Intangible Assets and Goodwill [Table Text Block]
	December 31,
	2014	2013
Licenses	443	453
Trade name and trademark	556	558
Patents	412	412
Organization costs	363	363
Total gross value	1,774	1,785
Less: accumulated amortization	(1,750)	(1,749)
Total	24	36